Segment Information	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Segment Information
(9)	Segment Information

The Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for the three months ended March 31, 2022 and 2021:

	Container	Container	Container
Three Months Ended March 31, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$185,353	$124	$—	$—	$600	$186,077
Lease rental income - managed fleet	—	12,641	—	—	—	12,641
Lease rental income	$185,353	$12,765	$—	$—	$600	$198,718
Management fees - non-leasing from external customers	$—	$57	$475	$—	$—	$532
Inter-segment management fees	$—	$22,707	$2,584	$—	$(25,291)	$—
Trading container margin	$—	$—	$862	$—	$—	$862
Gain on sale of owned fleet containers, net	$15,913	$—	$—	$—	$—	$15,913
Depreciation expense	$74,033	$324	$—	$—	$(1,913)	$72,444
Container lessee default expense, net	$120	$—	$—	$—	$—	$120
Interest expense	$35,098	$211	$—	$—	$—	$35,309
Unrealized loss on financial instruments, net	$—	$207	$—	$—	$—	$207
Segment income (loss) before income taxes	$67,213	$13,793	$3,007	$(1,023)	$(3,677)	$79,313
Total assets	$7,709,553	$224,256	$10,850	$7,695	$(172,636)	$7,779,718
Purchase of containers and fixed assets	$100,931	$2,031	$—	$—	$—	$102,962
Payments on container leaseback financing receivable	$396,495	$—	$—	$—	$—	$396,495

	Container	Container	Container
Three Months Ended March 31, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$154,290	$133	$—	$—	$—	$154,423
Lease rental income - managed fleet	-	14,821	—	—	—	14,821
Lease rental income	$154,290	$14,954	$—	$—	$—	$169,244
Management fees - non-leasing from external customers	$—	$67	$969	$—	$—	$1,036
Inter-segment management fees	$—	$20,439	$2,448	$—	$(22,887)	$—
Trading container margin	$—	$—	$2,166	$—	$—	$2,166
Gain on sale of owned fleet containers, net	$12,358	$—	$—	$—	$—	$12,358
Depreciation expense	$67,703	$226	$—	$—	$(2,123)	$65,806
Container lessee default recovery, net	$3,968	$—	$—	$—	$—	$3,968
Interest expense	$29,032	$74	$—	$—	$—	$29,106
Debt termination expense	$267	$—	$—	$—	$—	$267
Realized loss on derivative instruments, net	$2,956	$—	$—	$—	$—	$2,956
Unrealized gain on derivative instruments, net	$3,192	$—	$—	$—	$—	$3,192
Segment income (loss) before income tax	$52,285	$12,280	$4,185	$(773)	$(4,861)	$63,116
Total assets	$6,119,382	$203,430	$8,408	$11,690	$(119,198)	$6,223,712
Purchase of containers and fixed assets	$570,257	$13	$—	$—	$—	$570,270
Payments on container leaseback financing receivable	$6,425	$—	$—	$—	$—	$6,425

(1)   Container Ownership segment income (loss) before income taxes includes unrealized (loss) gain on financial instruments, net of $(207) and $3,192 for the three months ended March 31, 2022 and 2021, respectively, and debt termination expense of $0 and $267 for the three months ended March 31, 2022 and 2021, respectively.

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and Container Resale segments and the Container Ownership segment.

Geographic Segment Information

Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no single container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three months ended March 31, 2022 and 2021 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended March 31,
	2022	2021
Lease rental income:
Asia	$97,265	$85,193
Europe	92,936	76,275
North / South America	8,326	7,359
Bermuda	—	—
All other international	191	417
	$198,718	$169,244
Management fees, non-leasing:
Europe	$275	$437
Bermuda	240	589
Asia	—	3
North / South America	8	1
All other international	9	6
	$532	$1,036

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three months ended March 31, 2022 and 2021 based on the location of sale:

	Three Months Ended March 31,
	2022	2021
Trading container sales proceeds:
Asia	$3,857	$1,776
North / South America	2,980	4,170
Europe	781	1,665
Bermuda	—	—
	$7,618	$7,611
Gain on sale of owned fleet containers, net:
Asia	$9,991	$7,206
Europe	3,227	2,945
North / South America	2,695	2,207
Bermuda	—	—
	$15,913	$12,358